Summary of Significant Accounting Policies - Summary of Ownership Interest in Subsidiaries (Parenthetical) (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Nov. 21, 2020	Aug. 31, 2020
Disclosure of subsidiaries [line items]
Minority interest	0.001%
Vinci Real Estate Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Acquisition price per quota			R$ 1.00
Consideration transferred			R$ 657
Number of quotas acquired			657,200
Vinci Infraestrutura Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Acquisition price per quota		R$ 1.00
Consideration transferred		R$ 526
Number of quotas acquired		526.020